CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	R$ 49,509,223	R$ 50,281,821	R$ 50,982,434
Construction revenue	778,202	753,025	823,642
Financial income	6,026,214	5,852,358	5,015,504
Incorporation			709,826
Disposal of investee		(8,789)
Amortization	(9,153,453)	(7,369,192)	(7,249,586)
Periodic Tariff Review Effect	4,228,338
Balance at end of period	51,388,524	49,509,223	50,281,821
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	21,097,461	20,735,404	21,853,978
Construction revenue	253,938	90,166	288,365
Financial income	2,762,823	3,641,767	1,826,892
Amortization	(4,174,036)	(3,369,876)	(3,233,831)
Periodic Tariff Review Effect	2,104,183
Balance at end of period	22,044,369	21,097,461	20,735,404
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	14,970,373	16,151,684	16,168,172
Construction revenue	326,476	301,302	615,697
Financial income	1,439,841	717,292	1,637,327
Amortization	(2,736,095)	(2,199,905)	(2,269,512)
Periodic Tariff Review Effect	476,529
Balance at end of period	14,477,124	14,970,373	16,151,684
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	9,157,650	9,334,635	9,367,383
Construction revenue	71,871	66,544	1,432
Financial income	1,214,337	949,454	1,115,165
Incorporation	204,980
Amortization	(1,527,371)	(1,192,983)	(1,149,346)
Periodic Tariff Review Effect	971,325
Balance at end of period	10,092,792	9,157,650	9,334,635
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Construction revenue	125,917
Financial income	606,620
Incorporation	4,088,251
Amortization	(722,850)
Periodic Tariff Review Effect	676,301
Balance at end of period	4,774,239
Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	4,088,251	3,900,561	3,348,079
Construction revenue		277,702	12,136
Financial income		490,280	365,453
Incorporation	(4,088,251)		709,826
Disposal of investee		(8,789)
Amortization		(571,503)	(534,933)
Balance at end of period		4,088,251	3,900,561
Amazonas GT
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	195,488	159,537	244,822
Construction revenue		17,311	(93,988)
Financial income	2,593	53,565	70,667
Incorporation	(204,980)
Amortization	R$ (6,899)	(34,925)	(61,964)
Balance at end of period		R$ 195,488	R$ 159,537
Transmission assets- Existing Basic System Network [Member]
Investments in subsidiaries, joint ventures and associates [abstract]
Implicit rate of remunerate for renewed contracts (as a percent)	8.07%
Implicit rate of remunerate for bids (as a percent)	7.66%
Implicit rate per year of remunerate for bids (as a percent)	7.17
Transmission assets- Existing Basic System Network [Member] | Operations and Maintenance
Investments in subsidiaries, joint ventures and associates [abstract]
Margins (as percent)	37.67%
Transmission assets- Existing Basic System Network [Member] | Construction Performance Obligation
Investments in subsidiaries, joint ventures and associates [abstract]
Margins (as percent)	16.20%